Financial Instruments (Schedule of Aging of Financial Assets) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cost [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 2,880	₪ 3,500
Cost [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,580	3,200
Cost [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143	154
Cost [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	157	146
Impairment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	187	185
Impairment [Member] | Not past due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12	22
Impairment [Member] | Past due less than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	53	62
Impairment [Member] | Past due more than one year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₪ 122	₪ 101